Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 48,913	¥ 33,973
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ 2,290	¥ 894